Note 20 - Derivatives	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]

20. Derivatives:

(a) Interest rate and Cross-currency swaps and interest rate caps that meet the criteria for hedge accounting: The Company manages its exposure to floating interest rates and foreign currencies by entering into interest rate swaps, interest rate caps and cross-currency rate swap agreements with varying start and maturity dates.

The interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month or six-month USD LIBOR or SOFR. According to the Company’s Risk Management Accounting Policy, after putting in place the formal documentation at the inception of the hedging relationship, as required by ASC 815, following the adoption of ASU 2017-12, these interest rate derivatives instruments qualified for hedge accounting. The change in the fair value of the interest rate derivative instruments that qualified for hedge accounting is recorded in “Accumulated Other Comprehensive Income” and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is presented in Interest and finance costs. The change in the fair value of the interest rate derivative instruments that did not qualify for hedge accounting is recorded in Gain / (Loss) on derivative instruments.

During the year ended December 31, 2022, the Company entered into a series of eight interest rate cap agreements with a facility counterparty relating to the loan discussed in Note 11.A.24, with a total notional amount of $54,784 to limit the maximum interest rate on the variable-rate debt of the mentioned loan and limit exposure to interest rate variability when three-month LIBOR exceeds 1.50%. Furthermore, during the same period, the Company entered into a series of 12 interest rate cap agreements with other counterparties relating to the loans discussed in Notes 11.A.6, 11.A.22, 11.A.27, 11.A.28, 11.A.31, 11.A.32 and 11.A.36, with a total notional amount of $562,285 to limit the maximum interest rate on the variable-rate debt of the mentioned loans and limit exposure to interest rate variability when three-month LIBOR or SOFR exceeds 3.00%. The interest rate caps were accounted for as cash flow hedges because they are expected to be highly effective in hedging exposure to variable rate interest payments under the loans discussed in Notes 11.A.6, 11.A.22, 11.A.24, 11.A.27, 11.A.28, 11.A.31, 11.A.32 and 11.A.36. The Company assessed at the inception of these interest rate caps that only intrinsic value shall be included in the assessment of hedge effectiveness. The Company paid a premium of $12,948 in aggregate, representing the time value of the interest rate caps at their inception. The time value has been excluded from the assessment of hedge effectiveness and is being recognized in earnings using a systematic and rational method over the duration of the respective interest rate caps. Changes in the fair value of the interest rate caps are reported within Accumulated other comprehensive income. The interest rate caps mature during the period from July 2024 to January 2028. The fair value of these interest rate cap derivative instruments outstanding as of December 31, 2022 amounted to an asset of $24,939, and is included in the Fair value of derivatives current and non-current in the accompanying December 31, 2022 consolidated balance sheet.

During the year ended December 31, 2022, the Company entered into two interest rate swap agreements with an aggregate notional amount of $85,000, which both met hedge accounting criteria according to ASC 815.

During the year ended December 31, 2021, the Company entered into three interest rate swap agreements with an aggregate notional amount of $225,000, which met hedge accounting criteria according to ASC 815. Furthermore, during the year ended December 31, 2021, the Company entered into two cross-currency swap agreements, which converted the Company’s variability of the interest and principal payments in Euro into USD functional currency cash flows with respect to the Unsecured Bond (Note 11(c)), in order to hedge its exposure to fluctuations deriving from Euro. The two cross-currency swaps are designated as cash flow hedging Instruments for accounting purposes.

As of December 31, 2022, the notional amount of the two cross-currency swaps was $122,375 in the aggregate. The principal terms of the two cross-currency swap agreements are as follows:

Effective date	Termination date	Notional amount (Non-amortizing) on effective date in Euro	Notional amount (Non-amortizing) on effective date in USD	Fixed rate (Costamare receives in Euro)	Fixed rate (Costamare pays in USD)	Fair value December 31, 2022 (in USD)

21/5/2021	21/11/2025	€50,000	$61,175	2.70%	4.10%	$(7,906)
25/5/2021	21/11/2025	€50,000	$61,200	2.70%	4.05%	$(7,992)
					Total fair value	$(15,898)

At December 31, 2021 and 2022, the Company had interest rate swap agreements, cross-currency rate swap agreements and interest rate cap agreements with an outstanding notional amount of $569,177 and $1,094,930 respectively. The fair value of these derivatives outstanding as at December 31, 2021 and 2022 amounted to a net liability of $10,882 and a net asset of $44,918, respectively, and these are included in the accompanying consolidated balance sheets. The maturity of these derivatives range between July 2024 and March 2031.

The estimated net amount that is expected to be reclassified within the next 12 months from Accumulated Other Comprehensive Income / (Loss) to earnings in respect of the settlements on interest rate swap, cross-currency rate swap and interest rate cap amounts to $22,729.

(b) Interest rate swaps/ interest rate caps/ cross currency swaps that do not meet the criteria for hedge accounting: As of December 31, 2022, the Company did not hold any interest rate swaps or interest rate caps or cross currency swaps that do not qualify for hedge accounting.

(c) Foreign currency agreements: As of December 31, 2022, the Company was engaged in 36 Euro/U.S. dollar forward agreements totaling $108,600 at an average forward rate of Euro/U.S. dollar 1.0690, expiring in monthly intervals up to December 2025.

As of December 31, 2022, the Company through CBI was engaged in eight Singapore dollar/U.S. dollar forward agreements totaling $7,336 at an average forward rate of Singapore dollar/U.S. dollar 1.3411, with settlements up to December 2023.

As of December 31, 2021, the Company was engaged in six Euro/U.S. dollar forward agreements totaling $15,000 at an average forward rate of Euro/U.S. dollar 1.1668, expiring in monthly intervals up to June 2022.

The total change of forward contracts fair value for the year ended December 31, 2022, was a gain of $2,784 (gain of $337 for the year ended December 31, 2020 and loss of $866 for the year ended December 31, 2021) and is included in Gain / (Loss) on derivative instruments, net in the accompanying consolidated statements of operations. The fair value of the forward contracts as at December 31, 2021 and December 31, 2022, amounted to a liability of $406 and an asset of $2,379, respectively.

(d) Forward Freight Agreements (“FFAs”) and Bunker swap agreements: As of December 31, 2022, the Company had six FFAs and one bunker swap agreement, none of which qualify for hedge accounting. The fair value of these derivatives outstanding as of December 31, 2022 amounted to a net asset of $96.

The Effect of Derivative Instruments for the years ended
December 31, 2020, 2021 and 2022
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative
	2020	2021	2022
Interest rate swaps and cross-currency swaps	$(8,129)	$(754)	$36,591
Interest rate caps (included component)	-	-	4,495
Interest rate caps (excluded component) (1)	-	-	6,700
Reclassification to Interest and finance costs	1,323	6,417	(483)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs	-	-	1,286
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	63	63	63
Total	$(6,743)	$5,726	$48,652

(1) Excluded component represents interest rate caps instruments time value.

Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2020	2021	2022
Non-hedging interest rate swaps	Gain / (loss) on derivative instruments, net	$(2,283)	$(380)	$(182)
Forward Freight Agreements	Gain / (loss) on derivative instruments, net	-	-	108
Bunker swap agreements	Gain / (loss) on derivative instruments, net	-	-	(12)
Forward currency contracts	Gain / (loss) on derivative instruments, net	337	(866)	2,784
Total		$(1,946)	$(1,246)	$2,698